Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000014890
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,116	$ 16,624	$ 17,018	$ 16,499	$ 15,843	$ 15,441	$ 15,748	$ 15,680	$ 14,850	$ 15,321	$ 15,152	$ 15,714	$ 15,586	$ 15,108	$ 14,626	$ 14,711	$ 14,082	$ 14,681	$ 14,218	$ 13,634	$ 13,615	$ 12,959	$ 11,751	$ 12,367	$ 13,093	$ 13,601	$ 13,286	$ 12,759	$ 13,097	$ 12,955	$ 12,473	$ 13,032	$ 11,794	$ 12,353	$ 11,006	$ 10,512	$ 11,795	$ 12,412	$ 11,557	$ 12,910	$ 12,893	$ 14,299	$ 14,320	$ 15,277	$ 16,707	$ 16,031	$ 16,841	$ 16,228	$ 17,265	$ 16,591	$ 16,401	$ 16,336	$ 15,994	$ 15,336	$ 15,374	$ 15,268	$ 15,485	$ 14,663	$ 13,095	$ 13,544	$ 13,773	$ 13,139	$ 12,529	$ 11,901	$ 11,105	$ 10,188	$ 11,746	$ 12,505	$ 12,684	$ 12,262	$ 12,011	$ 11,659	$ 11,552	$ 11,767	$ 11,844	$ 10,996	$ 11,656	$ 11,120	$ 10,923	$ 10,471	$ 9,667	$ 10,446	$ 10,393	$ 11,537	$ 11,533	$ 11,547	$ 11,364	$ 11,480	$ 11,504	$ 11,388	$ 11,557	$ 12,276	$ 11,663	$ 11,456	$ 11,410	$ 11,321	$ 11,099	$ 11,023	$ 10,785	$ 10,679	$ 10,345	$ 10,054	$ 9,895	$ 9,577	$ 9,322	$ 9,273	$ 9,230	$ 9,571	$ 9,518	$ 9,521	$ 9,071	$ 9,389	$ 9,326	$ 9,250	$ 8,644	$ 8,661	$ 9,319	$ 9,518	$ 9,524	$ 9,021	$ 9,425
C000014893
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,834	16,357	16,758	16,257	15,619	15,234	15,547	15,487	14,677	15,151	14,994	15,558	15,444	14,978	14,513	14,603	13,988	14,591	14,141	13,569	13,558	12,914	11,715	12,338	13,070	13,587	13,280	12,762	13,109	12,972	12,497	13,066	11,835	12,405	11,056	10,567	11,866	12,495	11,640	13,012	13,004	14,432	14,462	15,438	16,895	16,221	17,054	16,441	17,505	16,834	16,650	16,599	16,262	15,601	15,649	15,554	15,788	14,959	13,367	13,833	14,079	13,441	12,824	12,193	11,386	10,451	12,054	12,843	13,034	12,608	12,359	12,003	11,900	12,127	12,212	11,346	12,032	11,489	11,291	10,833	10,007	10,820	10,768	11,961	11,965	11,987	11,804	11,932	11,965	11,851	12,034	12,792	12,159	11,954	11,914	11,826	11,603	11,529	11,288	11,182	10,842	10,545	10,384	10,055	9,791	9,748	9,707	10,073	10,022	10,033	9,565	9,909	9,846	9,773	9,136	9,162	9,865	10,081	10,095	9,568	10,000
C000014895
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,673	18,128	18,557	17,987	17,268	16,826	17,156	17,082	16,173	16,680	16,497	17,100	16,960	16,437	15,909	15,997	15,309	15,957	15,453	14,813	14,789	14,074	12,759	13,428	14,211	14,759	14,412	13,837	14,204	14,042	13,519	14,121	12,778	13,380	11,916	11,378	12,766	13,430	12,504	13,964	13,942	15,459	15,477	16,505	18,049	17,311	18,185	17,516	18,631	17,903	17,691	17,618	17,245	16,532	16,565	16,448	16,682	15,792	14,098	14,577	14,820	14,135	13,475	12,797	11,941	10,951	12,619	13,431	13,620	13,163	12,890	12,510	12,391	12,621	12,696	11,784	12,492	11,914	11,698	11,214	10,349	11,180	11,120	12,342	12,335	12,346	12,147	12,268	12,293	12,162	12,342	13,104	12,449	12,226	12,173	12,074	11,834	11,750	11,496	11,379	11,023	10,709	10,537	10,198	9,923	9,870	9,821	10,184	10,124	10,124	9,641	9,979	9,909	9,828	9,184	9,201	9,895	10,106	10,113	9,574	10,000
C000070264
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,872,000	1,817,306	1,860,398	1,803,219	1,731,123	1,686,788	1,719,936	1,712,478	1,621,322	1,672,229	1,653,786	1,714,325	1,700,293	1,647,773	1,594,851	1,603,672	1,534,714	1,599,662	1,549,147	1,485,000	1,482,594	1,411,134	1,279,334	1,346,023	1,424,946	1,479,797	1,444,676	1,387,458	1,423,762	1,407,977	1,355,099	1,415,080	1,280,518	1,341,097	1,194,367	1,140,388	1,279,516	1,346,038	1,253,287	1,399,637	1,396,976	1,549,408	1,550,928	1,654,323	1,808,656	1,735,265	1,822,487	1,755,788	1,867,563	1,794,268	1,773,379	1,766,049	1,728,669	1,657,206	1,660,504	1,649,143	1,672,231	1,582,819	1,413,452	1,461,063	1,485,414	1,416,723	1,350,938	1,282,974	1,196,836	1,097,615	1,264,801	1,346,214	1,365,113	1,319,322	1,292,001	1,253,895	1,242,032	1,264,679	1,272,588	1,181,278	1,251,738	1,193,860	1,172,291	1,123,760	1,037,123	1,120,311	1,114,284	1,236,242	1,235,533	1,236,596	1,216,743	1,228,442	1,230,924	1,217,806	1,235,887	1,312,111	1,246,169	1,223,609	1,218,671	1,208,442	1,184,457	1,175,991	1,150,242	1,138,602	1,102,977	1,071,937	1,054,653	1,020,439	992,573	987,373	982,443	1,018,712	1,012,726	1,013,078	964,484	998,289	991,246	983,147	918,355	920,116	989,486	1,010,563	1,010,915	957,394	1,000,000
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	20,293	19,613	19,669	19,024	18,190	17,556	17,596	17,355	16,683	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,549	16,048	15,651	15,808	15,052	13,809	14,403	14,873	15,577	14,968	14,325	14,866	14,612	14,263	14,782	13,673	13,776	12,322	11,964	13,292	13,734	13,280	14,530	14,426	15,393	15,368	15,678	16,278	15,632	16,369	15,988	16,517	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	20,293	19,613	19,669	19,024	18,190	17,556	17,596	17,355	16,683	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,549	16,048	15,651	15,808	15,052	13,809	14,403	14,873	15,577	14,968	14,325	14,866	14,612	14,263	14,782	13,673	13,776	12,322	11,964	13,292	13,734	13,280	14,530	14,426	15,393	15,368	15,678	16,278	15,632	16,369	15,988	16,517	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	20,293	19,613	19,669	19,024	18,190	17,556	17,596	17,355	16,683	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,549	16,048	15,651	15,808	15,052	13,809	14,403	14,873	15,577	14,968	14,325	14,866	14,612	14,263	14,782	13,673	13,776	12,322	11,964	13,292	13,734	13,280	14,530	14,426	15,393	15,368	15,678	16,278	15,632	16,369	15,988	16,517	16,208	16,480	16,587	16,084	15,624	15,429	15,130	15,097	14,323	12,625	12,902	13,227	12,684	12,143	11,618	11,250	10,457	12,228	13,277	13,644	13,077	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,650	12,682	12,624	12,894	12,593	12,834	13,138	12,931	13,163	13,815	13,086	12,800	12,697	12,462	12,235	12,171	11,739	11,702	11,335	11,097	10,823	10,653	10,288	10,032	10,269	10,419	10,292	10,227	9,746	9,897	10,067	9,809	9,071	9,176	9,846	10,035	10,246	9,536	10,000
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	$ 2,029,316	$ 1,961,267	$ 1,966,893	$ 1,902,359	$ 1,819,025	$ 1,755,642	$ 1,759,634	$ 1,735,545	$ 1,668,323	$ 1,701,381	$ 1,716,922	$ 1,805,509	$ 1,758,166	$ 1,709,481	$ 1,670,795	$ 1,672,385	$ 1,625,207	$ 1,654,925	$ 1,604,760	$ 1,565,135	$ 1,580,837	$ 1,505,212	$ 1,380,910	$ 1,440,337	$ 1,487,312	$ 1,557,665	$ 1,496,810	$ 1,432,533	$ 1,486,582	$ 1,461,197	$ 1,426,330	$ 1,478,218	$ 1,367,317	$ 1,377,618	$ 1,232,164	$ 1,196,414	$ 1,329,246	$ 1,373,419	$ 1,327,958	$ 1,452,952	$ 1,442,597	$ 1,539,251	$ 1,536,802	$ 1,567,836	$ 1,627,821	$ 1,563,219	$ 1,636,927	$ 1,598,764	$ 1,651,651	$ 1,620,841	$ 1,648,000	$ 1,658,747	$ 1,608,435	$ 1,562,442	$ 1,542,934	$ 1,512,983	$ 1,509,702	$ 1,432,286	$ 1,262,466	$ 1,290,204	$ 1,322,720	$ 1,268,423	$ 1,214,285	$ 1,161,784	$ 1,124,967	$ 1,045,721	$ 1,222,770	$ 1,327,720	$ 1,364,372	$ 1,307,740	$ 1,296,313	$ 1,252,606	$ 1,221,180	$ 1,260,097	$ 1,275,536	$ 1,203,092	$ 1,271,325	$ 1,238,604	$ 1,231,270	$ 1,207,673	$ 1,122,834	$ 1,176,065	$ 1,165,038	$ 1,268,190	$ 1,262,439	$ 1,289,427	$ 1,259,309	$ 1,283,432	$ 1,313,766	$ 1,293,121	$ 1,316,336	$ 1,381,476	$ 1,308,593	$ 1,279,984	$ 1,269,670	$ 1,246,224	$ 1,223,511	$ 1,217,142	$ 1,173,876	$ 1,170,242	$ 1,133,462	$ 1,109,706	$ 1,082,269	$ 1,065,282	$ 1,028,836	$ 1,003,176	$ 1,026,929	$ 1,041,909	$ 1,029,217	$ 1,022,749	$ 974,554	$ 989,695	$ 1,006,687	$ 980,871	$ 907,114	$ 917,602	$ 984,576	$ 1,003,476	$ 1,024,627	$ 953,636	$ 1,000,000